Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2022	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2022
Network infrastructure (All operational)	114,220,373	3,675,139	(1,948,331)	4,255,134	—	—	—	(5,576,761)	114,625,554
Land and buildings	6,511,811	336,763	(1,848)	2,118	—	—	(515,515)	(262,453)	6,070,876
Equipment, fixtures and fittings	6,653,267	715,369	(309,541)	69,811	—	—	—	(269,645)	6,859,261
Motor vehicles	110,845	—	(1,305)	569	—	—	—	(4,876)	105,233
Leasehold improvements	2,275,641	29,313	(22,887)	646	—	—	—	(12,056)	2,270,657
Electricity production power plant	207,730	—	—	—	—	—	—	—	207,730
Construction in progress	2,076,725	4,719,203	(36,612)	(4,328,278)	—	7,053	—	(119,549)	2,318,542
Total	132,056,392	9,475,787	(2,320,524)	—	—	7,053	(515,515)	(6,245,340)	132,457,853

Accumulated depreciation
Network infrastructure (All operational)	75,734,431	7,786,214	(1,406,732)	—	—	184,488	—	(3,335,082)	78,963,319
Land and buildings	1,543,428	231,593	—	—	—	211	(443,753)	(128,666)	1,202,813
Equipment, fixtures and fittings	6,329,636	1,049,719	(226,088)	—	—	7,978	—	(426,069)	6,735,176
Motor vehicles	97,040	7,000	(1,307)	—	—	—	—	(4,762)	97,971
Leasehold improvements	2,066,834	18,390	(22,103)	—	—	25	—	(8,900)	2,054,246
Electricity production power plant	3,881	10,455	—	—	—	—	—	340	14,676
Total	85,775,250	9,103,371	(1,656,230)	—	—	192,702	(443,753)	(3,903,139)	89,068,201

Net book value	46,281,142	372,416	(664,294)	—	—	(185,649)	(71,762)	(2,342,201)	43,389,652

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance at
	Balance at				business	expenses/	investment	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2021
Network infrastructure (All operational)	101,348,763	3,374,245	(1,563,970)	6,934,280	—	—	—	4,127,055	114,220,373
Land and buildings	6,301,550	258,509	(192,151)	342,969	—	—	(73,731)	(125,335)	6,511,811
Equipment, fixtures and fittings	6,363,251	348,012	(75,329)	69,642	56	—	—	(52,365)	6,653,267
Motor vehicles	110,320	4,391	(10,016)	—	312	—	—	5,838	110,845
Leasehold improvements	2,379,493	17,932	(133,088)	897	—	—	—	10,407	2,275,641
Electricity production power plant (Note 3)	—	—	—	—	207,730	—	—	-	207,730
Construction in progress	2,169,905	7,041,211	(13,491)	(7,350,422)	—	—	—	229,522	2,076,725
Total	118,673,282	11,044,300	(1,988,045)	(2,634)	208,098	—	(73,731)	4,195,122	132,056,392

Accumulated depreciation
Network infrastructure (All operational)	65,984,505	7,472,739	(1,393,279)	—	—	19,155	—	3,651,311	75,734,431
Land and buildings	1,589,022	197,383	(59,132)	—	—	—	(60,998)	(122,847)	1,543,428
Equipment, fixtures and fittings	5,600,830	891,642	(64,018)	—	—	—	—	(98,818)	6,329,636
Motor vehicles	91,980	9,316	(10,016)	—	—	—	—	5,760	97,040
Leasehold improvements	2,166,098	20,469	(128,479)	—	—	—	—	8,746	2,066,834
Electricity production power plant (Note 3)	—	3,881	—	—	—	—	—	-	3,881
Total	75,432,435	8,595,430	(1,654,924)	—	—	19,155	(60,998)	3,444,152	85,775,250

Net book value	43,240,847	2,448,870	(333,121)	(2,634)	208,098	(19,155)	(12,733)	750,970	46,281,142